Trade accounts receivable, Aging of trade accounts receivable (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Aging of trade accounts receivable [Abstract]
Unbilled	R$ 140,206	R$ 168,949
Trade accounts receivable	1,001,372	969,825
Falling Due [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	435,850	386,030
Overdue up to 30 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	63,916	56,067
Overdue from 31 to 60 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	24,006	26,403
Overdue from 61 to 90 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	31,963	30,232
Overdue from 91 to 180 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	65,032	65,569
Overdue from 181 to 360 days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	38,235	79,328
Overdue for More than 361 Days [Member]
Aging of trade accounts receivable [Abstract]
Trade accounts receivable	R$ 202,164	R$ 157,247